Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Land	$ 647,552		$ 567,152
Buildings and improvements	2,393,346		2,343,835
Intangible lease assets	84,779		93,497
Construction in progress	35,386		32,952
Total investment in properties	3,161,063		3,037,436
Less accumulated depreciation and amortization	(589,314)		(528,705)
Net investment in properties	2,571,749		2,508,731
Investments in and advances to unconsolidated joint ventures	139,278		138,455
Net investment in real estate	2,711,027		2,647,186
Cash and cash equivalents	12,834		17,330
Notes receivable	1,053	[1]	1,222	[1]
Deferred loan costs, net	8,567		5,883
Straight-line rent and other receivables, net of allowance for doubtful accounts of $1,256 and $2,088, respectively	42,349		33,278
Other assets, net	17,468		14,990
Total assets	2,793,298		2,719,889
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	45,785		38,354
Distributions payable	19,057		17,458
Tenant prepaids and security deposits	22,864		20,759
Other liabilities	29,797		12,373
Intangible lease liability, net	18,897		18,748
Line of credit			51,000	[2]
Senior unsecured notes	935,000		735,000
Mortgage notes	317,783		425,359
Total liabilities	1,389,183		1,319,051
Equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, none outstanding
Shares-in-trust, $0.01 par value, 100,000,000 shares authorized, none outstanding
Common stock, $0.01 par value, 350,000,000 shares authorized, 245,943,100 and 222,946,676 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	2,459		2,229
Additional paid-in capital	2,018,075		1,898,289
Distributions in excess of earnings	(783,229)		(689,127)
Accumulated other comprehensive loss	(29,336)		(15,289)
Total stockholders' equity	1,207,969		1,196,102
Noncontrolling interests	196,146		204,736
Total equity	1,404,115		1,400,838
Total liabilities and equity	$ 2,793,298		$ 2,719,889

[1]	The fair values of our notes receivable and borrowings were estimated using a discounted cash flow methodology. Credit spreads and market interest rates used to determine the fair value of these instruments are based on unobservable Level 3 inputs which management has determined to be its best estimate of current market values.
[2]	The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.